Net Loss per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net Loss Per Share
11.	Net Loss per Share

The following table sets forth the computation of the Company’s basic and diluted net loss per share for the periods presented (in thousands, except share and per share data):

	Six Months Ended June 30,
	2015	2014
	(Unaudited)
Net loss	$(20,629)	$(16,611)
Gain due to repurchase of Series A preferred stock	—	9

Net loss attributable to common stockholders	$(20,629)	$(16,602)

Weighted-average common shares used in computing net loss per share, basic and diluted	916,017	880,708

Net loss per share, basic and diluted	$(22.52)	$(18.85)

The following weighted-average common stock equivalents were excluded from the calculation of diluted net loss per share for the periods presented because including them would have had an anti-dilutive effect:

	Six Months Ended June 30,
	2015	2014
	(Unaudited)
Convertible preferred stock (if converted)	29,698,312	25,035,381
Options to purchase common stock	4,269,189	3,999,228
Convertible preferred stock warrant (if converted)	128,231	128,231

15.	NET LOSS PER SHARE

The following table sets forth the computation of the Company’s basic and diluted net loss per share for the periods presented (in thousands, except share and per share data):

	Year Ended December 31,
	2013	2014
Net loss attributable to common stockholders	$(28,200)	$(33,791)

Weighted-average common shares used in computing net loss per share attributable to common stockholders, basic and diluted	815,340	892,315

Net loss per share attributable to common stockholders, basic and diluted	$(34.59)	$(37.87)

The following weighted-average common stock equivalents were excluded from the calculation of diluted net loss per share for the periods presented because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2013	2014
Convertible preferred stock (if converted)	20,901,591	25,078,396
Options to purchase common stock	2,799,118	3,766,704
Convertible preferred stock warrant (if converted)	5,619	128,231